CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Narrative) (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Jun. 30, 2025 rig	Dec. 31, 2024 rig
Impaired Long-Lived Assets Held and Used [Line Items]
Number of container vessels under construction | vessel	5
Interest costs capitalized | $	$ 4.2	$ 2.9
Construction in Progress
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels being upgraded	3	4	2	2